OTHER LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income taxes	$ 1,518	$ 1,423
Pension and other employee related	1,147	1,203
Deferred income	1,111	1,166
Operating lease liabilities	809	863
Derivative liabilities	716	195
Environmental costs	714	389
Insurance	210	244
Product warranties and performance guarantees	40	35
Asset retirement obligations	18	15
Other	125	48
Total Other liabilities	6,408	5,581
Disposal Group, Held-for-Sale, Not Discontinued Operations | Productivity Solutions and Services and Warehouse Workflow Solutions Businesses
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Other liabilities	$ 182
Disposal Group, Held-for-Sale, Not Discontinued Operations | Personal Protective Equipment Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Other liabilities		$ 22